Earnings (Loss) Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019 ¥ / shares	Dec. 31, 2019 $ / shares	Sep. 30, 2019 ¥ / shares	Sep. 30, 2019 $ / shares	Jun. 30, 2019 ¥ / shares	Jun. 30, 2019 $ / shares	Mar. 31, 2019 ¥ / shares	Mar. 31, 2019 $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Earnings (Loss) Per Share
Net (loss) income available to ordinary shareholders									$ 1,632	¥ 11,363	¥ (22,172)	¥ (46,003)
Weighted average number of ordinary shares outstanding									3,265,837	3,265,837	3,265,837	3,265,837
Dilutive effect of share options									$ 0	¥ 0	¥ 0	¥ 0
Diluted weighted average number of ordinary shares outstanding									3,265,837	3,265,837	3,265,837	3,265,837
Basic and diluted earnings (loss) per share | (per share)	¥ 3.17	$ 0.46	¥ 1.05	$ 0.15	¥ 0.29	$ 0.04	¥ (1.03)	$ (0.15)	$ 0.50	¥ 3.48	¥ (6.79)	¥ (14.09)